Derivative Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Instruments

NOTE 7. DERIVATIVE FINANCIAL INSTRUMENTS
FORWARD EXCHANGE CONTRACT WITH NO DELIVERY OF THE UNDERLYING ASSET
A3 Mercados S.A. have trading areas for the closing, recording and settlement of forward financial transactions between their Agents, including Banco Galicia. In general, the settlement of these transactions is made without delivering the underlying asset. The settlement is carried out daily in Argentine pesos for the difference, if any, between the closing price traded of the underlying asset and the closing price or value of the underlying asset of the previous day, the price difference impacting on Income.
The transactions are recorded in Off-balance Sheet Items The accrued balances pending settlement are disclosed in the “Derivative Financial Instruments” line, in Assets and/or Liabilities, as appropriate.
INTEREST RATE SWAPS
These transactions, which are bilaterally negotiated whit clients, involve the monthly or quarterly settlement in Argentine pesos of the difference between the cash flows calculated at a variable interest rate (TAMAR) and the cash flows calculated at a fixed interest rate, or vice versa, based on the agreed notional amount. The resulting price difference is recognized in profit or loss.
The amounts of transactions as of December 31, 2025, and 2024 are as follows:

	Underlying Asset	Type of Settlement	12.31.25(*)	12.31.24(*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	1,918,748,061	1,216,882,192
Sales	Foreign currency	Daily difference	761,912,214	788,034,656
Customers´ Purchases	Foreign currency	Daily difference	35,483,532	222,082,841
Customers´ Sales	Foreign currency	Daily difference	813,753,825	573,462,598
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	444,977,522	256,813,768
Forward Sales	Government Securities	With delivery of the underlying asset	684,167,496	324,843,130
Customer swaps
Variable‑to‑fixed interest rate swaps	Others	Others	29,000,000	—
(*)Notional values.
For further details, refer to Schedule O.